LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	December 31,	December 31,
	2019	2018

Balance at the beginning of the year	$-	$-
Net proceeds from software and equipment financing	10,218	-
Finance cost	301	-
Repayments of principal	(1,343)	-
Repayments of finance costs	(301)	-
Balance at the end of the year	$8,875	$-

Statements of Financial Position Presentation
Current loans payable	$2,958	$-
Non-Current loans payable	5,917	-
Total	$8,875	$-